Net (loss)/income per ordinary share (Tables)	12 Months Ended
Dec. 31, 2020
Net (loss)/income per ordinary share
Schedule of basic and diluted net (loss)/income per ordinary share

	For the period from
	January 2, 2018 (date	For the	For the
	of inception) to	year ended	year ended
	December 31, 2018	December 31, 2019	December 31, 2020
	RMB	RMB	RMB
Numerator:
Net (loss)/income	(287)	47,748	(128,101)
Numerator for basic and diluted net (loss)/income per ordinary share	(287)	47,748	(128,101)
Denominator:
Weighted average number of ordinary shares	1,193,962,880	1,436,815,570	1,436,815,570
Denominator for basic and diluted net (loss)/income per ordinary share	1,193,962,880	1,436,815,570	1,436,815,570
Net (loss)/income per ordinary share
— Basic	(0.0002)	0.033	(0.089)
— Diluted	(0.0002)	0.033	(0.089)

Schedule of anti-dilute securities that were not included in the computation of diluted net (loss)/income per ordinary share

For the period from
January 2, 2018
	(date of inception) to	For the year ended	For the year ended
	December 31, 2018	December 31, 2019	December 31, 2020
	RMB	RMB	RMB
Shares issuable upon conversion of January 2018 Loan (Note 18(a))	27,777,270	—	—